Net Income (loss) per share	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
10. Net Income (loss) per share

	2017	2016	2015
Comprehensive Income/(loss) for the year	$(8,970,398)	$(9,099,562)	$10,540,228

Weighted average number of shares outstanding for the year:
Basic	54,523,113	53,526,155	47,782,647
Additional shares related to assumed
Exercise of Stock options under the
Treasury stock method (see (i))	-	-	1,258,736

Diluted	54,523,113	53,526,155	49,041,383

Net Income (loss) per share – Basic	$(0.16)	$(0.17)	$0.22
Net Income (loss) per share – Diluted	$(0.16)	$(0.17)	$0.21

(i)	In periods in which a loss results, all outstanding stock options are excluded from the fully diluted loss per share calculations as their effect is anti-dilutive.